Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As described in greater detail in “Director and Executive Compensation – Principles and Objective of the Compensation Plan,” the Company’s executive compensation program reflects our commitment to aligning pay with performance. We provide a competitive total compensation package with payouts dependent upon the degree to which performance measures are met or exceeded. We regularly review our performance measures to ensure that they provide a balanced assessment of overall Company performance. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing the Company’s named executive officers to increase value for our stockholders and not all of those metrics are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On	Net Income
					Total Shareholder Return(4)
2024	$749,144	$719,346	$665,784	$647,082	$44.56	$1,302,369
2023	$815,069	$781,900	$747,145	$713,342	$71.29	$3,941,421
2022	$731,818	$723,418	$628,542	$627,842	$86.60	$32,536,521

(1)
The CEO for 2022, 2023, and 2024 is David R. Folsom. The other NEOs for such years are Andrew M. Sims and Anthony E. Domalski. The values reflected in these columns reflect the total compensation as set forth in the Summary Compensation Table above.
(2)
The following table provides a reconciliation from Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718.
(3)
The following table provides a reconciliation from Summary Compensation Table Total for Non-CEO NEOs to Compensation Actually Paid to Non-CEO NEOs, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718.
(4)
Reflects the cumulative TSR of the Company for the year ended December 31, 2022, the two years ended December 31, 2023, and the three years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2021 and the reinvestment of all dividends.

	2022	2023	2024
Summary Compensation Table Total for PEO	$731,818	$815,069	$749,144
Subtract Amount Report as Stock Awards	—	(70,023)	—
Adjust for change in Fair Value for awards granted during Fiscal Year that vested during Fiscal Year	—	1,157	—
Add Fair Value (as of Fiscal Year End) of awards granted during Fiscal Year that remained unvested as of Fiscal Year End	—	45,296	—
Adjust for change in Fair Value from prior Fiscal Year End to this Fiscal Year end for awards granted during prior Fiscal Year that were outstanding and unvested as of Fiscal Year End	(8,400)	(9,600)	(12,736)
Adjust for change in Fair Value from prior Fiscal Year End to the vesting date for awards granted during prior Fiscal Year that vested during this Fiscal Year	—	—	(17,062)

	$723,418	$781,900	$719,346

	2022	2023	2024
Average Summary Compensation Total for non-CEO NEOs	$628,542	$747,145	$665,784
Subtract Amount Report as Stock Awards	—	(100,427)	—
Adjust for change in Fair Value for awards granted during Fiscal Year that vested during Fiscal Year	—	1,660	—
Add Fair Value (as of Fiscal Year End) of awards granted during Fiscal Year that remained unvested as of Fiscal Year End	—	64,964	—
Adjust for change in Fair Value from prior Fiscal Year End to this Fiscal Year end for awards granted during prior Fiscal Year that were outstanding and unvested as of Fiscal Year End	—	—	(18,266)
Adjust for change in Fair Value from prior Fiscal Year End to the vesting date for awards granted during prior Fiscal Year that vested during this Fiscal Year	(700)	—	(436)

	$627,842	$713,342	$647,082

Named Executive Officers, Footnote
(1)
The CEO for 2022, 2023, and 2024 is David R. Folsom. The other NEOs for such years are Andrew M. Sims and Anthony E. Domalski. The values reflected in these columns reflect the total compensation as set forth in the Summary Compensation Table above.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company for the year ended December 31, 2022, the two years ended December 31, 2023, and the three years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2021 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 749,144	$ 815,069	$ 731,818
PEO Actually Paid Compensation Amount	$ 719,346	781,900	723,418
Adjustment To PEO Compensation, Footnote
(2)
The following table provides a reconciliation from Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718.

	2022	2023	2024
Summary Compensation Table Total for PEO	$731,818	$815,069	$749,144
Subtract Amount Report as Stock Awards	—	(70,023)	—
Adjust for change in Fair Value for awards granted during Fiscal Year that vested during Fiscal Year	—	1,157	—
Add Fair Value (as of Fiscal Year End) of awards granted during Fiscal Year that remained unvested as of Fiscal Year End	—	45,296	—
Adjust for change in Fair Value from prior Fiscal Year End to this Fiscal Year end for awards granted during prior Fiscal Year that were outstanding and unvested as of Fiscal Year End	(8,400)	(9,600)	(12,736)
Adjust for change in Fair Value from prior Fiscal Year End to the vesting date for awards granted during prior Fiscal Year that vested during this Fiscal Year	—	—	(17,062)

	$723,418	$781,900	$719,346

Non-PEO NEO Average Total Compensation Amount	$ 665,784	747,145	628,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 647,082	713,342	627,842
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table provides a reconciliation from Summary Compensation Table Total for Non-CEO NEOs to Compensation Actually Paid to Non-CEO NEOs, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718.

	2022	2023	2024
Average Summary Compensation Total for non-CEO NEOs	$628,542	$747,145	$665,784
Subtract Amount Report as Stock Awards	—	(100,427)	—
Adjust for change in Fair Value for awards granted during Fiscal Year that vested during Fiscal Year	—	1,660	—
Add Fair Value (as of Fiscal Year End) of awards granted during Fiscal Year that remained unvested as of Fiscal Year End	—	64,964	—
Adjust for change in Fair Value from prior Fiscal Year End to this Fiscal Year end for awards granted during prior Fiscal Year that were outstanding and unvested as of Fiscal Year End	—	—	(18,266)
Adjust for change in Fair Value from prior Fiscal Year End to the vesting date for awards granted during prior Fiscal Year that vested during this Fiscal Year	(700)	—	(436)

	$627,842	$713,342	$647,082

Total Shareholder Return Amount	$ 44.56	71.29	86.6
Net Income (Loss)	$ 1,302,369	$ 3,941,421	$ 32,536,521
PEO Name	David R. Folsom	David R. Folsom	David R. Folsom
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (70,023)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		45,296
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,736)	(9,600)	$ (8,400)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,157
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,062)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(100,427)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,266)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,660
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (436)		$ (700)